CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2020 CNY (¥) ¥ / shares shares	Feb. 29, 2020 USD ($) $ / shares shares	Feb. 28, 2019 CNY (¥) ¥ / shares shares	Feb. 28, 2018 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue	¥ 389,049	$ 55,653	¥ 335,643	¥ 300,533
Cost of revenue	(200,933)	(28,743)	(171,822)	(109,444)
Gross profit	188,116	26,910	163,821	191,089
General and administrative expenses	(139,370)	(19,937)	(128,349)	(92,932)
Sales and marketing expenses	(34,367)	(4,916)	(33,783)	(36,565)
Impairment loss on intangible assets and goodwill	(145,416)	(20,802)	(557)
Operating income (loss)	(131,037)	(18,745)	1,132	61,592
Subsidy income	9,572	1,369	4,150	2,432
Interest income, net	5,229	748	6,756	5,546
Other (expenses) income, net	11,080	1,585	(3,311)	(1,302)
Income (Loss) before income taxes and loss from equity method investments	(105,156)	(15,043)	8,727	68,268
Income tax expense	(4,189)	(599)	(10,116)	(26,424)
Loss from equity method investments	(224)	(32)	(81)
Net income (loss)	(109,569)	(15,674)	(1,470)	41,844
Net loss attributable to non-controlling interests	(76)	(11)	(869)	(2,529)
Net income (loss) attributable to Four Seasons Education (Cayman) Inc.	¥ (109,493)	$ (15,663)	¥ (601)	¥ 44,373
Net income (loss) per ordinary share:
- Basic | (per share)	¥ (4.63)	$ (0.66)	¥ (0.02)	¥ 2.15
- Diluted | (per share)	¥ (4.63)	$ (0.66)	¥ (0.02)	¥ 1.98
Weighted average shares used in calculating net income (loss) per ordinary share:
- Basic	23,668,916	23,668,916	24,053,492	17,057,056
- Diluted	23,668,916	23,668,916	24,053,492	18,524,644